Goodwill, Intangible Assets and Acquisitions - Changes in the Group's Goodwill (Details) $ in Thousands	12 Months Ended
	Dec. 31, 2024 USD ($) item	Dec. 31, 2023 USD ($)	Dec. 31, 2022 USD ($)
Changes in the Group's goodwill by segment
Balance at the beginning of the year	$ 166,436	$ 120,151	$ 130,405
Currency translation adjustment	(4,213)	(2,384)	(10,254)
Balance at the end of the year	$ 162,223	166,436	120,151
Number of reporting units | item	2
Impairment charge of goodwill recognized	$ 0	0	0
Impairment of intangible assets			10,176
Xi'an Yunrui Network Technology Co Ltd
Changes in the Group's goodwill by segment
Acquisition		48,669
Advertising and marketing revenues
Changes in the Group's goodwill by segment
Balance at the beginning of the year	74,830	77,161	83,746
Currency translation adjustment	(1,894)	(2,331)	(6,585)
Balance at the end of the year	72,936	74,830	77,161
Advertising and marketing revenues | Xi'an Yunrui Network Technology Co Ltd
Changes in the Group's goodwill by segment
Acquisition		0
Value-added services revenues
Changes in the Group's goodwill by segment
Balance at the beginning of the year	91,606	42,990	46,659
Currency translation adjustment	(2,319)	(53)	(3,669)
Balance at the end of the year	$ 89,287	91,606	$ 42,990
Value-added services revenues | Xi'an Yunrui Network Technology Co Ltd
Changes in the Group's goodwill by segment
Acquisition		$ 48,669